Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	$ 85,011,567	$ 81,308,749	$ 82,340,312
Export revenue	13,502,710	10,050,108	10,320,161
Abroad revenue	2,768,056	2,915,378	3,626,890
Total revenue	101,282,333	94,274,235	96,287,363
Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	89,815,541	84,635,112	85,381,576
Export revenue	13,502,710	10,050,108	10,320,161
Abroad revenue	2,776,173	2,933,209	3,646,050
Total revenue	106,094,424	97,618,429	99,347,787
Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	(4,803,974)	(3,326,363)	(3,041,264)
Abroad revenue	(8,117)	(17,831)	(19,160)
Total revenue	(4,812,091)	(3,344,194)	(3,060,424)
Content
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	36,061,577	31,551,987	34,372,257
Content | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	39,223,668	33,997,220	36,686,676
Content | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	20,932,533	20,366,184	22,636,449
Export revenue	222,369	262,734	376,106
Abroad revenue		90,164	210,638
Total revenue	21,154,902	20,719,082	23,223,193
Content | Operating segment | Network Subscription Revenue
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	3,500,375	2,704,998	3,079,041
Export revenue	1,313,907	1,353,090	1,320,300
Total revenue	4,814,282	4,058,088	4,399,341
Content | Operating segment | Licensing and Syndication
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,437,081	949,440	711,468
Export revenue	11,817,403	8,270,610	8,352,674
Total revenue	13,254,484	9,220,050	9,064,142
Content | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(3,162,091)	(2,445,233)	(2,314,419)
Sky
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	21,581,237	22,069,500	21,870,293
Sky | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	22,002,216	22,196,629	21,941,247
Sky | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	968,853	651,689	412,512
Total revenue	968,853	651,689	412,512
Sky | Operating segment | DTH Broadcast Satellite TV
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	19,478,307	19,810,392	19,627,851
Abroad revenue	1,374,849	1,534,681	1,637,774
Total revenue	20,853,156	21,345,073	21,265,625
Sky | Operating segment | Pay-Per-View
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	152,129	199,867	263,110
Abroad revenue	28,078
Total revenue	180,207	199,867	263,110
Sky | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	9,971,318	9,894,292	9,266,056
Sky | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(420,979)	(127,129)	(70,954)
Cable
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	35,672,856	32,822,555	31,729,252
Cable | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	36,233,042	33,048,310	31,891,616
Cable | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,260,117	817,330	678,816
Total revenue	1,260,117	817,330	678,816
Cable | Operating segment | Digital TV Service
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	14,281,536	12,978,715	13,051,572
Total revenue	14,281,536	12,978,715	13,051,572
Cable | Operating segment | Broadband Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	13,034,172	11,357,448	9,709,197
Total revenue	13,034,172	11,357,448	9,709,197
Cable | Operating segment | Telephony
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	2,588,767	2,944,263	3,103,765
Total revenue	2,588,767	2,944,263	3,103,765
Cable | Operating segment | Other Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	544,347	522,003	561,386
Total revenue	544,347	522,003	561,386
Cable | Operating segment | Telecommunications Networks
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	4,361,586	4,173,146	4,409,366
Abroad revenue	162,517	255,405	377,514
Total revenue	4,524,103	4,428,551	4,786,880
Cable | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	4,577,513	3,062,826	3,072,701
Cable | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(560,186)	(225,755)	(162,364)
Other Businesses
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	7,966,663	7,830,193	8,315,561
Other Businesses | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	8,635,498	8,376,270	8,828,248
Other Businesses | Operating segment | Gaming
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	2,676,384	2,852,013	2,653,990
Total revenue	2,676,384	2,852,013	2,653,990
Other Businesses | Operating segment | Soccer, Sports and Show Business
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,639,073	1,447,731	1,581,705
Export revenue	145,462	118,424	220,319
Total revenue	1,784,535	1,566,155	1,802,024
Other Businesses | Operating segment | Publishing - Magazines
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	550,777	460,045	535,478
Abroad revenue	104,281	366,897	480,101
Total revenue	655,058	826,942	1,015,579
Other Businesses | Operating segment | Publishing - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	482,943	614,478	769,009
Abroad revenue	181,514	454,886	691,501
Total revenue	664,457	1,069,364	1,460,510
Other Businesses | Operating segment | Publishing Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	270,624	286,500	318,924
Abroad revenue	40,148	62,177	81,645
Total revenue	310,772	348,677	400,569
Other Businesses | Operating segment | Radio - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	920,009	851,140	814,176
Total revenue	920,009	851,140	814,176
Other Businesses | Operating segment | Feature Film Production and Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	735,928	647,730	463,761
Export revenue	3,569	45,250	50,762
Abroad revenue	884,786	168,999	166,877
Total revenue	1,624,283	861,979	681,400
Other Businesses | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	$ (668,835)	$ (546,077)	$ (512,687)